Revenue Recognition - Schedule of Deferred Revenues from Contracts with Customers (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Revenues from Contracts with Customers [Abstract]
Trade receivables (net of allowance for credit losses of $7,066 and $7,906 at December 31, 2023 and 2024, respectively)		$ 123,133	$ 108,385
Unbilled receivables		11,583	15,953
Contract assets		5,100	6,760
Long-term unbilled receivables	[1]	1,783	2,240
Long-term trade receivables	[1]	901	1,029
Deferred revenues (short-term contract liabilities)		$ 21,031	$ 13,537

[1]	Included in Other long-term receivables in the consolidated statements of financial position.